NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
Non Controlling Interest [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Brookfield Renewable’s non-controlling interests are comprised of the following as at December 31:

(MILLIONS)	2025	2024
Participating non-controlling interests – in operating subsidiaries	$24,164	$26,168
General partnership interest in a holding subsidiary held by Brookfield	52	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,524	2,457
BEPC exchangeable shares and class A.2 exchangeable shares	2,330	2,269
Preferred equity	563	537
Perpetual subordinated notes	737	737
	$30,370	$32,218
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Interests held by third parties	As at December 31, 2024	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Return of capital	Disposals	Distributions(1)	Acquisitions through business combinations(2)	Change in Ownership(3)	Other	As at December 31, 2025
Brookfield Americas Infrastructure Fund	78%	$44	$(1)	$(17)	$2	$—	$—	$—	$—	$—	$11	$39
Brookfield Infrastructure Fund II	43%-60%	2,011	39	(400)	—	(10)	—	(336)	—	(131)	(2)	1,171
Brookfield Infrastructure Fund III	35%-71%	3,456	(18)	(428)	7	(473)	—	(843)	—	(713)	(13)	975
Brookfield Infrastructure Fund IV	75%	2,106	132	44	227	(209)	(300)	(471)	—	—	12	1,541
Brookfield Infrastructure Fund V	72%	1,955	(78)	(59)	1	(1)	—	(61)	—	—	3	1,760
Brookfield Infrastructure Income Fund	3%-25%	568	39	(69)	250	—	(216)	(35)	—	293	262	1,092
Brookfield Global Transition Fund I	77%-80%	5,312	308	395	751	(222)	—	(87)	—	—	(72)	6,385
Brookfield Global Transition Fund II	72%-80%	329	32	526	683	(7)	—	(39)	—	—	83	1,607
Neoen institutional partners	24%-38%	601	168	550	1,076	—	—	(68)	(194)	—	6	2,139
Canadian Hydroelectric Portfolio	50%	1,219	22	153	1	—	—	(54)	—	—	—	1,341
The Catalyst Group	25%	125	14	64	—	—	—	(7)	—	—	—	196
Isagen institutional partners	54%	3,447	99	906	576	—	—	(274)	—	(120)	(366)	4,268
Isagen public non-controlling interests	0.3%	22	—	2	—	—	—	—	—	—	—	24
Other	1.3%-57%	4,973	(129)	317	196	(1)	(624)	(39)	(2,972)	72	(167)	1,626
Total		$26,168	$627	$1,984	$3,770	$(923)	$(1,140)	$(2,314)	$(3,166)	$(599)	$(243)	$24,164
(1)Distributions paid during the year ended December 31, 2025, totaled $2,836 million.
(2)As at December 31, 2024, the 47% of Neoen's ownership interest was not held by Brookfield Renewable and its institutional partners and was recorded as non-controlling interest at its implied fair value equivalent to the amount paid for the initial 53% controlling stake. In accordance with IFRS 10, Consolidated Financial Statements. The MTO conducted during the first quarter of 2025 triggered the reclassification of the non-controlling interest and as of March 31, 2025, the 2% ownership interest that was not held by Brookfield Renewable and its institutional partners was recorded at a value of $194 million within Provisions in the consolidated statements of financial position. During the second quarter of 2025, Brookfield Renewable, together with its institutional partners, completed a squeeze-out procedure to acquire the Neoen shares not tendered in the offer. Refer to Note 3 - Acquisitions for more details.
(3)Includes $1 billion of accumulated other comprehensive income and retained earnings transferred to LP equity related to the acquisition of an incremental 15% ownership in Isagen S.A. E.S.P. Refer to Note 29 - Related party transactions for more details.

(MILLIONS)	Interests held by third parties	As at December 31, 2023	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Return of capital	Disposals	Distributions(1)	Acquisitions through business combinations	Other	As at December 31, 2024
Brookfield Americas Infrastructure Fund	78%	$75	$22	$(1)	$—	$(21)	$—	$(31)	$—	$—	$44
Brookfield Infrastructure Fund II	43%-60%	2,463	(9)	(323)	—	(68)	—	(54)	—	2	2,011
Brookfield Infrastructure Fund III	23%-71%	3,214	99	272	1	—	—	(107)	—	(23)	3,456
Brookfield Infrastructure Fund IV	38%-75%	2,411	33	(93)	75	(13)	—	(299)	—	(8)	2,106
Brookfield Infrastructure Fund V	72%	917	52	1,120	53	(153)	—	(32)	—	(2)	1,955
Brookfield Infrastructure Income Fund	3%-25%	349	3	26	190	—	—	(6)	—	6	568
Brookfield Global Transition Fund I	77%-80%	3,682	22	394	1,217	(61)	—	(19)	—	77	5,312
Brookfield Global Transition Fund II	57%-80%	296	—	12	3	—	—	(68)	—	86	329
Neoen institutional partners	3%-14%	—	(8)	—	609	—	—	—	—	—	601
Canadian Hydroelectric Portfolio	50%	1,288	14	(43)	—	—	—	(38)	—	(2)	1,219
The Catalyst Group	25%	122	12	(3)	—	—	—	(6)	—	—	125
Isagen institutional partners	53%	2,704	100	801	—	—	—	(158)	—	—	3,447
Isagen public non-controlling interests	0.3%	18	1	5	—	—	—	(1)	—	(1)	22
Other	0.3%-71%	1,324	12	384	331	(1)	(38)	(72)	3,056	(23)	4,973
Total		$18,863	$353	$2,551	$2,479	$(317)	$(38)	$(891)	$3,056	$112	$26,168
(1)Distributions paid during the year ended December 31, 2024, totaled $891 million.

(MILLIONS)	Interests held by third parties	As at December 31, 2022	Net income (loss)	Other comprehensive income (loss)	Capital contributions	Return of capital	Disposals	Distributions(1)	Acquisitions through business combinations	Other	As at December 31, 2023
Brookfield Americas Infrastructure Fund	75%-78%	$477	$27	$(43)	$—	$—	$(388)	$(25)	$—	$27	$75
Brookfield Infrastructure Fund II	43%-60%	2,617	64	(96)	—	—	—	(123)	—	1	2,463
Brookfield Infrastructure Fund III	69%-71%	3,490	108	356	1	—	(32)	(695)	—	(14)	3,214
Brookfield Infrastructure Fund IV	75%	2,134	43	235	162	—	—	(172)	—	9	2,411
Brookfield Infrastructure Fund V	71%	—	291	—	410	(140)	—	—	—	356	917
Brookfield Infrastructure Income Fund	3%	481	(1)	(2)	6	(3)	—	(98)	—	(34)	349
Brookfield Global Transition Fund I	77%-80%	1,461	20	294	2,045	—	(26)	(81)	—	(31)	3,682
Brookfield Global Transition Fund II	50%-51%	—	1	(3)	298		—	—	—	—	296
Canadian Hydroelectric Portfolio	50%	1,148	15	2	—	—	—	(42)	—	165	1,288
The Catalyst Group	25%	115	7	3	—	—	—	(3)	—	—	122
Isagen institutional partners	53%	2,159	98	603	—	—	—	(156)	—	—	2,704
Isagen public non-controlling interests	0.3%	14	1	4	—	—	—	(1)	—	—	18
Other	0.3%-72%	659	(55)	11	71	3	(3)	(32)	414	256	1,324
Total		$14,755	$619	$1,364	$2,993	$(140)	$(449)	$(1,428)	$414	$735	$18,863
(1)Distributions paid during the year ended December 31, 2023, totaled $870 million.
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

			For the year ended December 31, 2025				For the year ended December 31, 2024				For the year ended December 31, 2023
(MILLIONS)	Interests held by third parties	Place of business	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests	Revenue	Net income (loss)	Total comprehensive income (loss)	Net income (loss) allocated to non-controlling interests
Brookfield Americas Infrastructure Fund(1)	78%	United States	$—	$—	$—	$—	$4	$33	$35	$22	$51	$31	$(15)	$27
Brookfield Infrastructure Fund II(1)	58%-60%	United States, Brazil, Europe	168	54	(14)	33	197	(21)	(135)	(11)	187	45	108	27
Brookfield Infrastructure Fund III(2)	69%-71%	United States, Brazil, Europe, India, China	170	20	(457)	15	176	5	(80)	4	192	79	306	56
Brookfield Infrastructure Fund IV	75%	United States, Brazil, India, China	544	185	235	132	585	44	(119)	33	533	46	362	43
Brookfield Infrastructure Fund V	72%	United States	98	(126)	(207)	(80)	188	85	1,650	63	45	411	411	291
Brookfield Global Transition Fund I	77%-80%	North America, Europe, India, China, Australia	348	350	793	307	180	(85)	406	22	145	26	409	20
Brookfield Global Transition Fund II	72%-77%	United Kingdom, India, South Korea	23	(58)	2	(56)	9	(11)	(9)	(8)	—	(1)	(1)	—
Neoen	80%-93%	Europe, Australia, North America, South America	792	312	1,472	290	—	(17)	(39)	(10)	—	—	—	—
Canadian Hydroelectric Portfolio	50%	Canada	135	42	327	22	123	30	(59)	16	130	31	28	16
U.S. Hydroelectric Portfolio(3)	50%-84%	United States	118	15	—	5	124	2	(488)	2	158	77	(181)	37
The Catalyst Group	25%	United States	138	56	318	14	129	49	37	12	102	27	40	7
Isagen(4)	63%	Colombia	1,293	186	1,858	133	1,489	191	1,712	148	1,285	186	1,331	144
TerraForm Power(5)	42%	North America, South America, Europe	985	(181)	(388)	(86)	1,199	131	48	45	1,213	(27)	(93)	(43)
OnPath(6)	3%-65.6%	United Kingdom	97	(32)	67	(1)	97	10	31	5	13	2	(4)	1
Other	1.8%-57%	North America, South America, China, India	720	(214)	(14)	(101)	683	86	971	10	230	(19)	(172)	(7)
Total			$5,629	$609	$3,992	$627	$5,183	$532	$3,961	$353	$4,284	$914	$2,529	$619
(1)Excludes information relating to a 448 MW hydroelectric portfolio in the United States presented separately.
(2)Excludes information relating to Isagen and TerraForm Power which are presented separately.
(3)The total third party ownership interest in the portfolio as of December 31, 2025 was 49.9% - 83.5% and comprised of Brookfield Americas Infrastructure Fund: up to 58.5% Brookfield Infrastructure Fund II: up to 49.9% and Brookfield Infrastructure Income Fund: up to 25%.
(4)The total third party ownership interest in Isagen as of December 31, 2025 was 62.7% and comprised of Brookfield Global Infrastructure Income Fund: 6.8% Isagen Institutional investors: 55.6% and other non-controlling interests: 0.3%.
(5)The total third party interest in Terraform Power as of December 31, 2025 was 41.7% and comprised of Brookfield Infrastructure Fund III: 34.9% and Brookfield Global Infrastructure Income Fund: 6.8%.
(6)The total third party interest in OnPath as of December 31, 2025 was 65.6% and comprised of Brookfield Global Transition Fund II: 62.6% and Brookfield Global Infrastructure Income Fund: 3.0%.
The following tables summarize certain financial information of operating subsidiaries that have non-controlling interests that are material to Brookfield Renewable:

(MILLIONS)			As at December 31, 2025:					As at December 31, 2024:
	Interests held by third parties	Place of business	Property, plant and equipment, at fair value	Total assets	Total borrowings	Total liabilities	Carrying value of non-controlling interests	Property, plant and equipment, at fair value	Total assets	Total borrowings	Total liabilities	Carrying value of non-controlling interests
Brookfield Americas Infrastructure Fund(1)	78%	United States	$—	$—	$—	$—	$—	$—	$72	$—	$—	$51
Brookfield Infrastructure Fund II(2)	58%-60%	United States, Brazil, Europe	2,154	2,238	1,024	1,186	641	2,218	2,306	585	656	995
Brookfield Infrastructure Fund III(2)	69%-71%	United States, Brazil, Europe, India, China	2,133	2,325	1,129	1,271	764	2,586	3,637	913	1,357	1,621
Brookfield Infrastructure Fund IV	75%	United States, Brazil, India, China	3,255	4,696	1,831	2,557	1,541	6,817	8,336	3,585	5,141	2,106
Brookfield Infrastructure Fund V	72%	United States	1,991	3,594	213	1,831	1,760	3,917	4,148	599	2,118	1,955
Brookfield Global Transition Fund I	77%-80%	North America, Europe, India, China, Australia	8,579	16,900	4,065	9,747	6,385	7,253	11,272	2,659	6,138	5,312
Brookfield Global Transition Fund II	72%-77%	United Kingdom, India	1,351	3,551	1,200	2,265	727	125	176	80	222	(9)
Neoen	80%-93%	Europe, Australia, North America, South America	8,547	14,468	4,806	11,645	2,702	7,135	14,186	4,579	10,611	3,583
Canadian Hydroelectric Portfolio	50%	Canada	2,370	2,594	133	176	1,341	2,346	2,589	130	171	1,263
U.S. Hydroelectric Portfolio(3)	50%-84%	United States	1,701	2,173	750	865	805	2,790	2,865	733	821	1,009
The Catalyst Group	25%	United States	1,238	1,248	353	360	196	996	1,007	394	406	125
Isagen(4)	63%	Colombia	15,219	16,764	3,596	8,912	4,926	12,431	13,958	3,251	7,443	5,041
TerraForm Power(5)	42%	North America, South America, Europe	6,315	7,085	4,416	6,040	701	7,933	8,731	5,006	7,281	862
OnPath(6)	3%-65.6%	United Kingdom	712	1,247	351	1,028	406	645	975	270	466	342
Other	1.8%-57%	North America, South America, China, India	3,833	5,809	926	2,334	1,269	4,978	7,605	2,099	3,339	1,912
Total			$59,398	$84,692	$24,793	$50,217	$24,164	$62,170	$81,863	$24,883	$46,170	$26,168
(1)Excludes information relating to a 448 MW hydroelectric portfolio in the United States presented separately.
(2)Excludes information relating to Isagen and TerraForm Power which are presented separately.
(3)The total third party ownership interest in the portfolio as of December 31, 2025 was 49.9% - 83.5% and comprised of Brookfield Americas Infrastructure Fund: up to 58.5% Brookfield Infrastructure Fund II: up to 49.9% and Brookfield Infrastructure Income Fund: up to 25%.
(4)The total third party ownership interest in Isagen as of December 31, 2025 was 62.7% and comprised of Brookfield Global Infrastructure Income Fund: 6.8% Isagen Institutional investors: 55.6% and other non-controlling interests: 0.3%.
(5)The total third party interest in Terraform Power as of December 31, 2025 was 41.7% and comprised of Brookfield Infrastructure Fund III: 34.9% and Brookfield Global Infrastructure Income Fund: 6.8%.
(6)The total third party interest in OnPath as of December 31, 2025 was 65.6% and comprised of Brookfield Global Transition Fund II: 62.6% and Brookfield Global Infrastructure Income Fund: 3.0%.
General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield, Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield Holders and Class A.2 exchangeable shares of Brookfield Renewable Holdings Corporation held by Brookfield Holders.
Brookfield, as the owner of the 1% GP interest in BRELP, is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. To the extent that LP unit distributions exceed $0.20 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP unit distributions exceed $0.2253 per LP unit per quarter, the incentive distribution is equal to 25% of distributions above this threshold. Incentive distributions of $145 million were declared during the year ended December 31, 2025 (2024: $128 million).
Consolidated equity includes Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and the GP interest. The Redeemable/Exchangeable partnership units and the GP interest are held 100% by Brookfield, the BEPC exchangeable shares and class A.2 exchangeable shares are held 25% by Brookfield Holders, with the remainder held by public shareholders. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares provide the holder, at its discretion, with the right to redeem these units or shares, respectively, for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable, or in the case of class A.2 exchangeable shares, BEPC exchangeable shares or LP units, at the election of Brookfield, rather than cash, on a one-for-one basis, the Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares are classified as equity in accordance with IAS 32, Financial Instruments: Presentation. Refer to Note 29 - Related party transactions for more details.
The Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and the GP interest are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Renewable. During the year ended December 31, 2025, exchangeable shareholders of BEPC exchanged 36,058 (December 31, 2024: 10,675) BEPC exchangeable shares for an equivalent number of LP units amounting approximately $1 million (December 31, 2024: less than $1 million). No Redeemable/Exchangeable partnership units or class A.2 exchangeable shares have been redeemed.
The Redeemable/Exchangeable partnership units issued by BRELP, the BEPC exchangeable shares issued by BEPC and the class A.2 exchangeable shares issued by BRHC have the same economic attributes in all respects to the LP units issued by Brookfield Renewable, except for the redemption rights described above. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares, class A.2 exchangeable shares and the GP interest, excluding incentive distributions, participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at December 31, 2025, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares on a combined basis and units of GP interest outstanding were 194,487,939 units (December 31, 2024: 194,487,939 units), 179,604,793 (December 31, 2024: 179,640,851), and 3,977,260 units (December 31, 2024: 3,977,260 units), respectively.
In December 2025, Brookfield Renewable renewed its normal course issuer bid in connection with its outstanding BEPC exchangeable shares. Brookfield Renewable is authorized to repurchase up to 7,244,255 BEPC exchangeable shares, representing 5% of its issued and outstanding BEPC exchangeable shares. The bid will expire on December 17, 2026, or earlier should Brookfield Renewable complete its repurchases prior to such date. During the year ended December 31, 2025 and 2024, there were no BEPC exchangeable shares repurchased.
The composition of the distributions are presented in the following table:

(MILLIONS)	2025	2024	2023
General partnership interest in a holding subsidiary held by Brookfield	$6	$6	$5
Incentive distribution	145	128	111
	151	134	116
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	293	277	265
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	67	64	61
External shareholders	202	192	180
Total BEPC exchangeable shares and class A.2 exchangeable shares	269	256	241
	$713	$667	$622
The following table summarizes certain financial information regarding General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and Class A exchangeable shares and Class A.2 exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield Holders:

(MILLIONS)	2025	2024	2023
For the year ended December 31:
Revenue	$6,407	$5,876	$5,038
Net income (loss)	712	(9)	616
Comprehensive income	3,851	3,348	2,036
Net income (loss) allocated to(1):
General partnership interest in a holding subsidiary held by Brookfield	144	125	111
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	(48)	(174)	(63)
BEPC exchangeable shares and class A.2 exchangeable shares	(44)	(160)	(57)
As at December 31:
Property, plant and equipment, at fair value	$70,456	$73,475
Total assets	98,701	94,809
Total borrowings	34,892	34,390
Total liabilities	63,727	58,353
Carrying value of (2):
General partnership interest in a holding subsidiary held by Brookfield	52	50
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,524	2,457
(1)Allocated based on weighted-average GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable and class A.2 exchangeable shares and LP units of 4.0 million, 194.5 million, 179.6 million and 287.0 million, respectively (2024: 4.0 million, 194.5 million, 179.6 million and 285.5 million, respectively and 2023: 4.0 million, 194.5 million, 176.3 million and 282.4 million, respectively).
(2)Allocated based on outstanding GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable and class A.2 exchangeable shares and LP units of 4.0 million, 194.5 million, 179.6 million and 306.0 million, respectively (2024: 4.0 million, 194.5 million, 179.6 million and 285.2 million, respectively).
Preferred equity
Brookfield Renewable’s preferred equity as at December 31 consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. (“BRP Equity”) as follows:

	Shares outstanding	Cumulative dividend rate (%)	Earliest permitted redemption date	Dividends declared for the year ended December 31		Carrying value as at
(MILLIONS, EXCEPT AS NOTED)				2025	2024	December 31, 2025	December 31, 2024
Series 1 (C$136)	8.37	5.2	April 2025	$8	$4	$152	$119
Series 2 (C$113)(1)	1.59	5.3	April 2025	2	4	29	54
Series 3 (C$249)	9.96	6.5	July 2024	10	10	180	172
Series 5 (C$103)	4.11	5.0	April 2018	4	4	75	71
Series 6 (C$175)	7.00	5.0	July 2018	6	6	127	121
	31.03			$30	$28	$563	$537
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
Distributions paid during the year ended December 31, 2025, totaled $25 million (2024: $28 million and 2023: $27 million).
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at December 31, 2025, none of the issued Class A Preference Shares have been redeemed by BRP Equity.
During the year, Brookfield Renewable declared the fixed quarterly distributions on the Class A Preference Shares, Series 1 of BRP Equity during the five years commencing May 1, 2025 will be paid at an annual rate of 5.203%
During the year, Brookfield Renewable declared the floating quarterly distributions on the Class A Preference Shares, Series 2 of BRP Equity during the three months commencing May 1, 2025 will be paid at an annualized rate of 5.27%.
During the year, 1,619 Class A Preference Shares, Series 1 of BRP Equity were converted, on a one-for-one basis, into Class A Preference Shares, Series 2 of BRP Equity.
During the year, 1,524,396 Class A Preference Shares, Series 2 of BRP Equity were converted, on a one-for-one basis, into Class A Preference Shares, Series 1 of BRP Equity.
In December 2025, the Toronto Stock Exchange accepted notice of BRP Equity's intention to renew the normal course issuer bid in connection with its outstanding Class A Preference Shares for another year to December 17, 2026, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, BRP Equity is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. There were no repurchases of Class A Preference Shares during 2025 or 2024 in connection with the normal course issuer bid.
Perpetual subordinated notes
Brookfield Renewable’s perpetual subordinated notes consists:

(MILLIONS EXCEPT AS NOTED)	Notes outstanding	Interest rate (%)	Earliest permitted redemption date	Interest expense for the year ended December 31		Carrying value as at
Issuance date				2025	2024	December 31, 2025	December 31, 2024
April 2021	14.0	4.63	April 2026	$16	$16	$340	$340
December 2021	10.4	4.88	December 2026	13	13	252	252
March 2024	6.0	7.25	March 2029	11	8	145	145
	30.4			$40	$37	$737	$737
Distributions paid during the year ended December 31, 2025, totaled $40 million (2024: $37 million and 2023: $29 million).